Stockholders' Equity (FY) (Details) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity [Abstract]
Voting common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Voting common stock, shares outstanding (in shares)		148,654,906	149,669,049
Voting common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01